SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 21, 2017	Apr. 26, 2016	Jan. 21, 2016	Jan. 21, 2015
Share Repurchase Plan [Abstract]
Stock repurchased (in shares)		587,969		1,153,136
Stock repurchased		$ 12,681		$ 16,854
Earnings Per Share Reconciliation [Abstract]
Net income		$ 39,839	$ 20,475	$ 22,766
Weighted average shares outstanding (in shares)	[1]	23,412,000	21,327,000	21,378,000
Effect of stock options (in shares)		176,000	142,000	151,000
Stock units for deferred compensation plan for non-employee directors (in shares)		128,000	121,000	115,000
Performance share units (in shares)		53,000	60,000	48,000
Restricted stock units (in shares)		0	0	35,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		23,769,000	21,650,000	21,727,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 1.70	$ 0.96	$ 1.06
Diluted (in dollars per share)		$ 1.68	$ 0.95	$ 1.05
Common Stock [Member]
Share Repurchase Plan [Abstract]
Share repurchase plan percentage of shares authorized to be repurchased					5.00%		5.00%	5.00%
Stock repurchase program, additional authorized amount						$ 5,000
Stock repurchased (in shares)		587,969	0	1,153,136
Stock repurchased		$ 12,681	$ 0	$ 16,854
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	0	0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.